SHAREHOLDERS' EQUITY (Details Textual) - shares	6 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	307,500
Common Stock, Shares, Outstanding	40,498,764	40,191,264